UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2021

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

SEMI-ANNUAL REPORT

May 31, 2021

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE•

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2021

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-19
Schedule of investments	20-33

Fund Expense Examples	34

Financial Statements
Statements of assets and liabilities	35
Statements of operations	36
Statements of changes in net assets	37
Notes to financial statements	38-44
Financial highlights	45-47

Additional Information	48-49

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2021

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of 27.43% for the six-months ended May 31, 2021, as compared to its benchmark, the S&P 500 Index, which returned 16.95%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/21
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	65.87%	18.70%	17.28%	13.14%
S&P 500 Index	40.32%	18.00%	17.16%	14.38%

Gross Expense Ratio as of 03/31/21 was 1.23%.

Net Expense Ratio after reimbursement as of 03/31/21 was 0.99%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2022, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2021

Management Commentary

We’ve frequently discussed the unusual valuation gap that emerged between Value and Growth stocks over the last several years. The reversal of this trend started in late 2020, and continued through the semi-annual period. Our positioning the portfolio to favor Value stocks has contributed significantly to the competitive risk-adjusted performance over the last 6 months.

It wasn’t just this portfolio tilt toward Value that contributed to performance during this period. The Fund outperformed its benchmark in every sector but one, and surpassed the S&P 500 Value Index’s 21.78% return by 5.65%. It’s also important to remember that the Fund only favors Value presently – it still maintains a significant exposure to Growth stocks. Knowing this, we would not have anticipated beating the S&P 500 Value Index by a relatively wide margin during a time when the Value style was leading the market higher.

Key to understanding the rest of the Fund’s performance during the period– beyond strong security selection – is the average size of the stocks in its portfolio. While solidly a large-cap portfolio overall, the Fund’s weighted average market capitalization is currently somewhat lower than that of its peers. The Fund has less exposure to large and giant companies, and more exposure to medium and small companies, than many of these peers. This composition has helped the Fund’s performance recently, as small- and mid-cap stocks have accelerated their appreciation in anticipation of a reopened economy and likely fiscal stimulus.

While in the near-term the rotation from Growth to Value could pause, we still see a significant valuation gap between the two styles relative to historical valuations, and believe this trend may continue over the intermediate-term. It’s also probable that small-company momentum may slow to some degree. Still, while it’s unlikely that the Fund will achieve the same level of outperformance in the rest of the fiscal year as it did during the semi-annual period, we believe the portfolio’s structure remains compelling. According to current sell-side analyst average earnings estimates, the Fund’s underlying earnings growth potential is similar to that of its benchmark, with an aggregate valuation that is lower1. We have positioned the Fund with the goal of remaining competitive should valuation mean-reversion continue as the economy recovers.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

The S&P 500 Value Index is a market capitalization weighted index. It consists of stocks within the S&P 500 Index that exhibit strong value characteristics - the ratios of book value, earnings, and sales to price.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

[1]	Source: FactSet

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2021

Sector Weightings at 05/31/21
% of Total Investments

Top 10 Equity Holdings at 05/31/21
		% of Fund’s
Company	Industry	Net Assets
Alphabet, Inc. Class A	Interactive Media & Services	4.11%
Microsoft Corp.	Software	2.98%
General Electric Co.	Industrial Conglomerates	2.77%
Bank of America Corp.	Banks	2.77%
Citigroup, Inc.	Banks	2.62%
JPMorgan Chase & Co.	Banks	2.35%
Alliance Data Systems Corp.	IT Services	2.21%
Facebook, Inc.	Interactive Media & Services	2.17%
Cisco Systems, Inc.	Communications Equipment	2.15%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	2.14%

As of May 31, 2021, 99.8% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

	Shares	Value
COMMON STOCKS - 99.8%		$171,082,657
(COST $109,641,730)

Communication Services - 9.1%		15,645,629
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A (a)	2,990	7,046,981
Facebook, Inc. Class A (a)	11,325	3,722,867
Media - 2.8%
Discovery, Inc. Class A (a)	66,450	2,133,710
ViacomCBS, Inc. Class B	64,641	2,742,071

Consumer Discretionary - 7.5%		12,800,784
Distributors - 1.8%
LKQ Corp. (a)	59,700	3,042,312
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	3,000	429,690
Las Vegas Sands Corp. (a)	38,150	2,203,162
Starbucks Corp.	10,825	1,232,751
Household Durables - 0.8%
TopBuild Corp. (a)	6,825	1,351,691
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	28,995	1,765,216
Multiline Retail - 1.1%
Target Corp.	8,135	1,845,994
Specialty Retail - 0.5%
Bed Bath & Beyond, Inc. (a)	33,225	929,968

Consumer Staples - 7.1%		12,151,973
Beverages - 0.7%
MGP Ingredients, Inc.	17,500	1,219,575
Food & Staples Retailing - 3.1%
Sysco Corp.	21,200	1,717,200
Walgreens Boots Alliance, Inc.	69,750	3,673,034
Food Products - 1.8%
Kraft Heinz Co/The	70,225	3,061,108
Household Products - 1.5%
Kimberly-Clark Corp.	18,993	2,481,056

Energy - 3.8%		6,538,317
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	24,244	759,565
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	10,820	1,123,008
Devon Energy Corp.	25,425	675,288
EOG Resources, Inc.	9,475	761,222
Exxon Mobil Corp.	29,470	1,720,163
Pioneer Natural Resources Co.	9,850	1,499,071

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Shares	Value
COMMON STOCKS (continued)

Financials - 20.3%		$34,853,533
Banks - 12.1%
Bank of America Corp.	111,825	4,740,262
Citigroup, Inc.	57,140	4,497,489
Citizens Financial Group, Inc.	26,625	1,328,588
JPMorgan Chase & Co.	24,520	4,027,165
The PNC Financial Services Group, Inc.	7,695	1,498,063
Truist Financial Corp.	15,432	953,389
Wells Fargo & Co.	54,075	2,526,384
Zions Bancorporation	19,550	1,131,554
Capital Markets - 6.3%
Charles Schwab Corp/The	38,800	2,865,380
Northern Trust Corp.	20,985	2,543,172
State Street Corp.	36,800	3,200,864
The Goldman Sachs Group, Inc.	5,900	2,194,918
Consumer Finance - 0.9%
Discover Financial Services	13,520	1,585,355
Insurance - 1.0%
Fidelity National Financial, Inc.	37,475	1,760,950

Health Care - 19.5%		33,329,777
Biotechnology - 4.2%
AbbVie, Inc.	22,225	2,515,869
Amgen, Inc.	6,475	1,540,662
Exact Sciences Corp. (a)	22,150	2,448,240
MiMedx Group Inc. (a)	57,600	615,744
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	10,175	1,186,914
Health Care Providers & Services - 8.2%
Cigna Corp.	8,975	2,323,179
CVS Health Corp.	36,975	3,196,119
HCA Healthcare, Inc.	10,075	2,164,009
McKesson Corp.	16,385	3,152,310
UnitedHealth Group, Inc.	7,700	3,171,784
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	50,725	3,333,647
Johnson & Johnson	10,125	1,713,656
Merck & Co., Inc.	21,525	1,633,532
Pfizer, Inc.	87,050	3,371,447
Viatris, Inc.	63,167	962,665

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Shares	Value
COMMON STOCKS (continued)

Industrials - 6.5%		$11,067,666
Aerospace & Defense - 0.9%
General Dynamics Corp.	8,175	1,552,514
Air Freight & Logistics - 1.3%
FedEx Corp.	6,750	2,124,968
Industrial Conglomerates - 3.4%
3M Co.	5,400	1,096,416
General Electric Co.	338,000	4,752,280
Machinery - 0.9%
Wabtec Corp.	18,626	1,541,488

Information Technology - 22.3%		38,197,930
Communications Equipment - 3.3%
Cisco Systems, Inc.	69,810	3,692,949
Lumentum Holdings, Inc. (a)	10,125	823,871
Viavi Solutions, Inc. (a)	58,735	1,029,625
Electronic Equipment, Instruments & Components - 3.0%
Corning, Inc.	46,850	2,044,066
II-VI, Inc. (a)	33,050	2,226,578
Keysight Technologies, Inc. (a)	6,450	918,351
IT Services - 4.6%
Alliance Data Systems Corp.	31,300	3,788,865
Fiserv, Inc. (a)	19,149	2,205,965
PayPal Holdings, Inc. (a)	4,635	1,205,193
Visa, Inc. Class A	3,250	738,725
Semiconductors & Semiconductor Equipment - 4.8%
Infineon Technologies A.G. ADR	58,775	2,379,800
NXP Semiconductors NV	10,300	2,177,626
Qualcomm, Inc.	27,080	3,643,343
Software - 4.7%
Microsoft Corp.	20,476	5,112,447
Oracle Corp.	37,775	2,974,404
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	25,970	3,236,122

Materials - 1.7%		2,992,536
Metals & Mining - 1.7%
Freeport-McMoRan, Inc.	70,050	2,992,536

Real Estate - 2.0%		3,504,512
Equity Real Estate Investment - 1.3%
Simon Property Group, Inc.	17,600	2,261,424
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	11,200	1,243,088

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^		$364
(COST $364)

Money Market Funds - 0.0%^		364
First American Government Obligations Fund Class X, 0.026% (b)	364	364

TOTAL INVESTMENTS - 99.8% (COST $109,642,094)		171,083,021

NET OTHER ASSETS AND LIABILITIES - 0.2%		284,309

NET ASSETS - 100.0%		$171,367,330

(a) Non-income producing security.
(b) Rate shown represents the current coupon rate at May 31, 2021.
^ Rounds to 0.0%.

Abbreviations:

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$15,645,629	$–	$–	$15,645,629
Consumer discretionary	12,800,784	–	–	12,800,784
Consumer staples	12,151,973	–	–	12,151,973
Energy	6,538,317	–	–	6,538,317
Financials	34,853,533	–	–	34,853,533
Health care	33,329,777	–	–	33,329,777
Industrials	11,067,666	–	–	11,067,666
Information technology	38,197,930	–	–	38,197,930
Materials	2,992,536	–	–	2,992,536
Real estate	3,504,512	–	–	3,504,512
Total common stocks	171,082,657	–	–	171,082,657
Short-term investments
Money market funds	364	–	–	364
Total short-term investments	364	–	–	364
Total investments	$171,083,021	$–	$–	$171,083,021

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2021.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2021

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA

Performance

The MidCap Fund produced a total return of 36.51% for the six-months ended May 31, 2021, as compared to its benchmark, the Russell Midcap Index, which returned 19.93%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Thompson MidCap Fund ($29,352)
Russell Midcap Index ($33,447)

Average Annual Total Returns
Through 05/31/21
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	88.69%	15.22%	15.16%	11.37%
Russell Midcap Index	50.29%	16.15%	15.39%	12.83%

Gross Expense Ratio as of 03/31/21 was 1.53%.
Net Expense Ratio after reimbursement as of 03/31/21 was 1.15%.*

*The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2022, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2021

Management Commentary

We’ve frequently discussed the unusual valuation gap that emerged between Value and Growth stocks over the last several years. The reversal of this trend started in late 2020, and continued through the semi-annual period. Our positioning the portfolio to favor Value stocks has contributed significantly to its competitive risk-adjusted performance over the last 6 months.

There is, however, more to the story. The Fund outperformed in every sector, and didn’t just beat its primary benchmark. It also performed well against the Russell MidCap Value Index’s 26.44% return for the period, besting that index by 10.07%. Though the Fund is tilted toward Value, it still maintains exposure to some Growth stocks. That the Fund outperformed the pure Value version of its benchmark by this wide of a margin during a period when Value significantly outperformed Growth was certainly unexpected. So what explains the rest of the Fund’s competitive performance?

The performance of companies within the portfolio was broadly positive, with the worst-performing stock subtracting a mere -0.21% from the Fund’s overall performance for the period. However, the top contributors to performance added significantly more than the average. These stocks were spread across multiple sectors and industries. The primary thing they have in common is that they were unusually depressed during the market selloff a year ago. As the market bounced over the last 6 months, they had farther to go to recover their losses. In some cases, a little good news allowed them to not only bounce back but reach multi-year highs. Essentially, we saw some of our worst performers from last year come roaring back … and then some.

While in the near-term the rotation from Growth to Value could pause, we still see a significant valuation gap between the two styles relative to historical valuations, and believe this trend will likely continue over the intermediate-term. We also believe that while we now have fewer severely depressed stocks in the portfolio after the Fund’s recent bounce, the portfolio’s valuation in aggregate is compelling. In other words, though we’d be surprised to see the Fund’s recent outperformance repeat itself to the same degree for the second half of the fiscal year, we have positioned the Fund with the goal of remaining competitive should valuation mean-reversion continue amidst a general economic recovery.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2021

Sector Weightings at 05/31/21
% of Total Investments

Top 10 Equity Holdings at 05/31/21
		% of Fund’s
Company	Industry	Net Assets
Alliance Data Systems Corp.	IT Services	3.37%
First Horizon National Corp.	Banks	2.49%
LKQ Corp.	Distributors	2.27%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	1.98%
Zions Bancorporation	Banks	1.90%
Newell Brands, Inc.	Household Durables	1.87%
Discover Financial Services	Consumer Finance	1.80%
Northern Trust Corp.	Capital Markets	1.79%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.71%
Associated Banc-Corp	Banks	1.66%

As of May 31, 2021, 99.3% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

	Shares	Value
COMMON STOCKS - 99.1%		$64,284,855
(COST $38,351,101)

Communication Services - 1.4%		930,696
Entertainment - 0.6%
Take-Two Interactive Software, Inc. (a)	2,150	398,954
Media - 0.8%
Discovery, Inc. Class A (a)	16,560	531,742

Consumer Discretionary - 12.8%		8,280,452
Distributors - 2.3%
LKQ Corp. (a)	28,950	1,475,292
Hotels, Restaurants & Leisure - 1.0%
Noodles & Co. (a)	49,332	635,396
Household Durables - 2.7%
Newell Brands, Inc.	42,226	1,211,463
TopBuild Corp. (a)	2,590	512,950
Internet & Direct Marketing Retail - 1.2%
Duluth Holdings, Inc. Class B (a)	50,325	810,233
Leisure Products - 1.2%
Callaway Golf Co. (a)	22,000	812,240
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	10,680	298,933
Urban Outfitters, Inc. (a)	15,520	607,763
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc.	25,555	499,345
Levi Strauss & Co. Class A	13,700	366,612
Skechers U.S.A., Inc. Class A (a)	22,110	1,050,225

Consumer Staples - 7.7%		4,976,675
Beverages - 2.5%
MGP Ingredients, Inc.	10,794	752,234
Molson Coors Brewing Co. Class B (a)	14,805	863,427
Food & Staples Retailing - 2.9%
Performance Food Group Co. (a)	11,900	596,547
Walgreens Boots Alliance, Inc.	24,395	1,284,641
Food Products - 1.4%
Kraft Heinz Co/The	21,100	919,749
Household Products - 0.9%
Energizer Holdings, Inc.	12,165	560,077

Energy - 2.5%		1,602,853
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	3,510	99,158
Oil, Gas & Consumable Fuels - 2.3%
Cameco Corp.	15,200	303,544
Cheniere Energy, Inc. (a)	7,145	606,610
Pioneer Natural Resources Co.	3,900	593,541

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.3%		$11,246,642
Banks - 8.9%
Associated Banc-Corp	46,758	1,074,966
Citizens Financial Group, Inc.	16,625	829,588
First Horizon National Corp.	84,605	1,613,416
Regions Financial Corp.	17,585	411,665
Truist Financial Corp.	10,091	623,422
Zions Bancorporation	21,345	1,235,449
Capital Markets - 3.6%
Charles Schwab Corp/The	5,750	424,638
Northern Trust Corp.	9,580	1,160,999
State Street Corp.	8,625	750,202
Consumer Finance - 1.8%
Discover Financial Services	9,979	1,170,138
Insurance - 0.9%
Fidelity National Financial, Inc.	12,140	570,459
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Annaly Capital Management, Inc.	70,000	648,900
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.	16,000	732,800

Health Care - 15.1%		9,820,472
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	4,100	723,855
Exact Sciences Corp. (a)	5,665	626,152
MiMedx Group Inc. (a)	20,015	213,960
Neurocrine Biosciences, Inc. (a)	4,430	426,255
Xencor, Inc. (a)	3,600	138,456
Health Care Equipment & Supplies - 0.7%
Accelerate Diagnostics, Inc. (a)	60,900	462,231
Health Care Providers & Services - 6.3%
Acadia Healthcare Co., Inc. (a)	14,260	917,774
AMN Healthcare Services, Inc. (a)	8,150	722,905
Hanger, Inc. (a)	24,200	625,086
Henry Schein, Inc. (a)	2,730	207,589
McKesson Corp.	1,945	374,199
Premier, Inc. Class A	19,830	654,390
Universal Health Services, Inc. Class B	3,900	622,557
Pharmaceuticals - 4.8%
Aerie Pharmaceuticals, Inc. (a)	32,405	527,877
Bausch Health Cos, Inc. (a)	25,675	825,708
Jazz Pharmaceuticals PLC (a)	6,220	1,107,969
Viatris, Inc.	42,225	643,509

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Shares	Value
COMMON STOCKS (continued)

Industrials - 15.2%		$9,892,139
Building Products - 1.8%
AO Smith Corp.	9,880	702,172
Trane Technologies Plc	2,650	493,960
Commercial Services & Supplies - 0.9%
Steelcase, Inc. Class A	41,875	605,931
Construction & Engineering - 2.8%
MasTec, Inc. (a)	8,590	999,275
WillScot Mobile Mini Holdings Corp. (a)	27,241	789,989
Electrical Equipment - 0.8%
Regal Beloit Corp.	3,405	484,293
Machinery - 8.2%
Evoqua Water Technologies Corp. (a)	25,000	778,000
Hillenbrand, Inc.	14,750	672,600
Ingersoll Rand, Inc. (a)	2,272	112,782
Kornit Digital Ltd. (a)	3,015	314,163
Mueller Water Products, Inc. Class A	30,225	437,356
Oshkosh Corp.	5,910	776,810
REV Group, Inc.	39,995	748,706
SPX Corp. (a)	4,495	281,522
SPX Flow, Inc.	13,845	950,182
WABTEC Corp.	3,225	266,901
Trading Companies & Distributors - 0.7%
Hudson Technologies, Inc. (a)	169,325	477,497

Information Technology - 15.3%		9,919,183
Communications Equipment - 1.5%
Lumentum Holdings, Inc. (a)	6,275	510,596
Viavi Solutions, Inc. (a)	28,771	504,356
Electronic Equipment, Instruments & Components - 2.9%
Corning, Inc.	13,200	575,916
II-VI, Inc. (a)	11,140	750,502
Keysight Technologies, Inc. (a)	3,815	543,180
IT Services - 5.0%
Alliance Data Systems Corp.	18,035	2,183,136
Black Knight, Inc. (a)	5,890	432,267
Fiserv, Inc. (a)	5,243	603,994
Semiconductors & Semiconductor Equipment - 3.5%
Infineon Technologies A.G. ADR	15,855	641,969
Marvell Technology, Inc.	13,150	635,145
NXP Semiconductors NV	4,805	1,015,873
Software - 1.2%
SS&C Technologies Holdings, Inc.	10,300	760,861
Technology Hardware, Storage & Peripherals - 1.2%
CPI Card Group, Inc. (a)	21,064	397,057
Pure Storage, Inc. Class A (a)	19,125	364,331

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Shares	Value
COMMON STOCKS (continued)

Materials - 3.9%		$2,523,166
Containers & Packaging - 2.0%
Berry Global Group, Inc. (a)	10,000	682,100
Crown Holdings, Inc.	5,830	601,889
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	24,885	1,063,087
Lundin Mining Corp.	16,350	176,090

Real Estate - 7.1%		4,588,351
Equity Real Estate Investment - 5.3%
Diamondrock Hospitality Co. (a)	52,225	505,538
Host Hotels & Resorts, Inc. (a)	24,225	415,943
Iron Mountain, Inc.	18,635	811,368
Kimco Realty Corp.	27,310	581,976
Service Properties Trust (a)	28,505	358,023
Simon Property Group, Inc.	5,710	733,678
Real Estate Management & Development - 1.8%
Colliers International Group, Inc.	7,100	788,029
FirstService Corp.	2,425	393,796

Utilities - 0.8%		504,226
Electric Utilities - 0.2%
Xcel Energy, Inc.	2,080	147,430
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	10,600	356,796

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 0.026% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.3% (COST $38,451,101)		64,384,855

NET OTHER ASSETS AND LIABILITIES - 0.7%		479,871

NET ASSETS - 100.0%		$64,864,726

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2021.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$930,696	$–	$–	$930,696
Consumer discretionary	8,280,452	–	–	8,280,452
Consumer staples	4,976,675	–	–	4,976,675
Energy	1,602,853	–	–	1,602,853
Financials	11,246,642	–	–	11,246,642
Health care	9,820,472	–	–	9,820,472
Industrials	9,892,139	–	–	9,892,139
Information technology	9,919,183	–	–	9,919,183
Materials	2,523,166	–	–	2,523,166
Real estate	4,588,351	–	–	4,588,351
Utilities	504,226	–	–	504,226
Total common stocks	64,284,855	–	–	64,284,855
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$64,384,855	$–	$–	$64,384,855

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2021

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2021

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of 6.08% for the six-months ended May 31, 2021, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned 0.08%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned 0.51%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/21
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	11.85%	2.90%	4.22%	3.43%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	0.97%	3.76%	2.42%	2.00%
Bloomberg Barclays U.S. Credit 1-5 Year Index	2.84%	4.46%	3.14%	2.79%

Gross Expense Ratio as of 03/31/21 was 0.72%.	30-Day SEC Yield as of 5/31/21 was 3.53%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2021

Management Commentary

The semi-annual time period was a solid start to the fiscal year for shareholders, as the Fund managed a nice gain relative to its benchmark despite the impact of higher interest rates. Returns were strongest among asset-backed, commercial mortgage, and hybrid holdings. More importantly, the Fund avoided losses on Treasury bonds and corporate bonds with very narrow spreads. Rising rates pushed many of these bonds into a loss for the period, which dragged down the overall return of the Fund’s primary and supplementary benchmarks.

While it is unlikely that the second half of the fiscal year will directly repeat the first half, we believe the Fund is well positioned if rates continue to steadily rise throughout the rest of the period. The 30-day SEC yield of the Fund was 3.53% at the end of May. The income received from this yield might be high enough to help counteract the effects of rising interest rates. There are also holdings held by the Fund as of the end of the period that have not fully recovered from COVID-related impacts. To the degree that a continued rollout of vaccines and fiscal stimulus lead to better economic outcomes, these bonds have the potential to appreciate, possibly even to a complete recovery.

More broadly, we feel this fiscal year could be shaping up as a validation of the Fund’s willingness to freely exchange interest rate and credit risk at different points depending on the reward being offered by the market, with credit risk favored to interest-rate risk over much of the past decade. As the first half of the fiscal year shows, it’s very possible to lose money on Treasury bonds if rates rise on a duration-adjusted basis faster than the pace at which coupon income is earned. For newly issued Treasuries, those coupons have been quite low relative to historical coupons. It has been years since many investors experienced meaningful losses due to rising interest rates. While outside our Fund’s investment category, we feel intermediate-and long-term strategies that rely on significant Treasury weightings are very vulnerable to this risk. The current 30-year Treasury bond has a modified duration of roughly 21.7, suggesting even a 1% rise in interest rates from here would roughly result in losses approaching 22%. Even the current 10-year Treasury bond has a modified duration of over 9. Rather than take that risk for a fairly low reward, it is our opinion that shorter corporate holdings such as those held by the Fund as of the end of the period are a more attractive investment option. While the credit risk is greater, the interest-rate risk is smaller. Measured on a per-unit basis of risk (i.e., the impact that a 100-basis point change in rates or spreads would have), we believe our approach may offer a more attractive risk/reward tradeoff.

Of course, if rates rise fast enough our Fund is exposed to losses from rising rates too. But in that scenario the short duration of the Fund will likely provide a degree of protection relative to some of the Fund’s peers, as a greater percentage of our holdings will likely be maturing than those of funds with longer-maturity strategies. This would allow us to reallocate money to potentially take advantage of higher rates faster than they can. Altogether, this is why we feel the Fund is well positioned for an environment where rates may continue to steadily rise.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 20 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Basis Point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Coupon is the annual interest rate paid on a bond, expressed as a percentage of the face value and paid from issue date until maturity.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2021

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2021, 53.62% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the percentage of corporate bonds held in the Fund’s portfolio over the past 5 years has generally equaled or exceeded the percentage of corporate bonds held in the Fund’s portfolio as of that date. In addition, as of that date 31.09% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 9.34% of the Fund’s portfolio was rated below investment-grade and 44.24% of the Fund’s portfolio was not rated by Standard & Poor’s. Additional information regarding the ratings of securities held in the Fund’s portfolio, including information pertaining to securities that have not been rated by Standard & Poor’s but have been rated by another Nationally Recognized Statistical Credit Rating Organization, is reflected in the quality composition table below. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim. com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 05/31/21
(Includes cash equivalents)
% of Total Investments
Corporate Bonds	53.62%
Asset-Backed Securities	14.72%
Commercial Mortgage-Backed Securities	13.96%
U.S. Government & Agency Securities	10.19%
U.S. Government Agency Mortgage-Backed Securities	4.73%
Convertible Bonds	2.01%
Sovereign Bonds	0.47%
Taxable Municipal Bonds	0.19%
Residential Mortgage-Backed Securities	0.11%
100.00%

Quality Composition at 05/31/21^
(Includes cash equivalents)
% of Total Investments
U.S. Government & Agency Issues	14.92%
AAA	1.99%
AA	3.03%
A	13.23%
BBB	50.90%
BB and Below	13.99%
Not Rated	1.94%
100.00%

^	The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 05/31/21.

Top 10 Bond Holdings by Issuer at 05/31/21
% of Fund’s Net Assets
U.S. Treasury Bills	9.89%
Ginnie Mae REMIC Trust	3.47%
COMM Mortgage Trust	2.50%
General Electric Co.	1.88%
Lincoln National Corp.	1.84%
Morgan Stanley Bank of America Merrill Lynch Trust	1.74%
AmTrust Financial Services, Inc.	1.57%
Arbor Realty Trust, Inc.	1.52%
WFRBS Commercial Mortgage Trust	1.50%
JPMBB Commercial Mortgage Securities Trust	1.46%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 89.0%				$ 2,250,200,785
(COST $2,334,177,143)

Asset-Backed Securities - 14.5%				368,051,726
AASET Trust, Series 2018-2A A (g)	4.454	11/18/38	840,147	843,008
Air Canada, Series 2015-1B (g)	3.875	09/15/24	1,464,298	1,472,562
American Airlines, Series 2013-2 A	4.950	07/15/24	273,608	276,347
American Airlines, Series 2014-1 B	4.375	04/01/24	87,028	86,843
American Airlines, Series 2015-1 B	3.700	11/01/24	2,282,422	2,229,346
American Airlines, Series 2016-1 B	5.250	07/15/25	1,181,195	1,152,566
American Airlines, Series 2017-1 A	4.000	08/15/30	402,500	391,054
Aqua Finance Trust, Series 2017-A C (g)	8.350	11/15/35	1,750,000	1,828,623
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (g)	4.213	12/16/41	2,402,604	2,384,241
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (g)	5.682	12/16/41	1,286,501	1,253,719
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	647	663
Business Jet Securities, LLC, Series 2019-1 B (g)	5.193	07/15/34	1,522,637	1,535,009
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	20,240,000	20,344,843
Castle Aircraft Securitization Trust, Series 2021-1A B (g)	6.656	01/15/46	5,797,726	6,062,970
Cibolo Canyons Special Improvement District (g)	4.250	08/20/34	2,520,000	2,167,200
Coinstar Funding, LLC, Series 2017-1A A2 (g)	5.216	04/25/47	27,163,200	27,277,307
DCAL Aviation Finance Ltd., Series 2015-1A A1 (g)	4.213	02/15/40	1,343,601	1,103,683
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	976,218	1,032,619
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	10,044,018	9,315,292
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	21,086,196	16,605,671
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (g)	5.193	12/15/44	3,787,003	3,506,182
Global Container Assets Ltd., Series 2015-1A A2 (g)	3.450	02/05/30	1,798,322	1,799,592
Harley Marine Financing LLC, Series 2018-1A A2 (g)	5.682	05/15/43	13,567,091	13,093,454
HOA Funding LLC, Series 2014-1A A2 (g)	4.846	08/20/44	14,705,000	14,635,151
Horizon Aircraft Finance I Ltd., Series 2018-1 B (g)	5.270	12/15/38	2,702,399	2,543,553
Horizon Aircraft Finance II Ltd., Series 2019-1 A (g)	3.721	07/15/39	3,965,407	3,979,799
HP Communities LLC (g)	5.320	03/15/23	127,252	132,410
Icon Brand Holdings LLC, Series 2012-1A A (g)	4.229	01/25/43	7,009,399	2,836,873
JOL Air Limited, Series 2019-1 B (g)	4.948	04/15/44	907,397	825,925
KDAC Aviation Finance Ltd., Series 2017-1A A (g)	4.212	12/15/42	3,768,806	3,660,929
KDAC Aviation Finance Ltd., Series 2017-1A B (g)	5.926	12/15/42	17,132,629	14,610,493
Kestrel Aircraft Funding Ltd., Series 2018-1A A (g)	4.250	12/15/38	2,312,620	2,318,599
Kestrel Aircraft Funding Ltd., Series 2018-1A B (g)	5.500	12/15/38	2,691,017	2,292,685
Korth Direct Mortgage Inc., Series 19-N008Q (g)	5.500	01/25/25	3,300,000	3,248,016
Labrador Aviation Finance Ltd., Series 2016-1A B1 (g)	5.682	01/15/42	33,166,314	28,656,231
MACH 1 Cayman Ltd., Series 2019-1 B (g)	4.335	10/15/39	4,341,879	4,254,842
MAPS Ltd., Series 2018-1A B (g)	5.193	05/15/43	1,918,442	1,859,962
ME Funding, LLC, Series 2019-1 A2 (g)	6.448	07/30/49	22,655,000	23,672,210
Merlin Aviation Holdings D.A.C., Series 2016-1 A (g)	4.500	12/15/32	7,483,863	7,201,937
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(g)(h)	6.500	12/15/32	1,554,779	1,325,184
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	16,411,490	12,498,019
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	26,657,035	16,651,797
Mosaic Solar Loans, LLC, Series 2017-2A C (g)	2.000	06/22/43	915,396	919,375
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	382,287	380,357
Pioneer Aircraft Finance Ltd., Series 2019-1 B (g)	4.948	06/15/44	1,419,643	1,373,549
PNMAC GMSR Issuer Trust, Series 2018-GT1 A
(1 month LIBOR + 2.850%, floor 2.850%) (d)(g)	2.942	02/25/23	4,000,000	3,995,606

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Project Silver, Series 2019-1 A (g)	3.967	07/15/44	5,447,930	$5,457,383
PROP Limited, Series 2017-1 B (g)(i)	6.900	03/15/42	4,296,552	2,406,069
Sapphire Aviation Finance I Ltd., Series 2018-1A B (g)	5.926	03/15/40	8,617,732	7,536,037
S-Jets Limited, Series 2017-1 A (g)	3.967	08/15/42	3,719,359	3,668,703
S-Jets Limited, Series 2017-1 B (g)	5.682	08/15/42	12,342,901	11,253,573
SMB Private Education Loan Trust, Series 2014-A C (g)	4.500	09/15/45	7,000,000	6,770,000
Solarcity Lmc Series VI LLC, Series 2016-A B (g)	6.850	09/20/48	4,858,823	5,025,739
Sprite Limited, Series 2017-1 B (g)	5.750	12/15/37	14,177,604	12,500,139
Taco Bell Funding, LLC, Series 2016-1A A2II (g)	4.377	05/25/46	1,152,000	1,153,405
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	27,600,000	24,301,524
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (g)	4.212	05/17/32	824,726	833,839
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (g)	5.750	05/17/32	5,188,403	4,803,956
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (g)	4.750	11/15/39	4,314,678	3,924,878
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,113,002	1,119,884
US Airways, Series 2012-2B	6.750	12/03/22	1,989,614	1,990,102
US Airways, Series 2013-1B	5.375	05/15/23	1,117,683	1,121,869
Willis Engine Structured Trust IV, Series 2018-A A (g)	4.750	09/15/43	4,559,883	4,548,330

Commercial Mortgage-Backed Securities - 13.8%				349,091,064
BBCMS Mortgage Trust, Series 2015-VFM A2 (g)	3.375	03/12/36	6,000,000	6,353,518
CD Commercial Mortgage Trust, Series 2016-CD2 A2	3.037	11/10/49	1,107,536	1,112,074
CFCRE Commercial Mortgage Trust, Series 2017-C8 A2	2.982	06/15/50	490,344	496,366
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B
(1 month LIBOR + 1.150%, floor 1.150%) (d)(g)	1.251	06/15/31	5,608,848	5,422,355
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%) (d)(g)	2.851	06/15/31	12,000,000	5,165,275
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.633	11/10/48	7,000,000	6,668,957
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.909	02/10/49	5,000,000	5,291,452
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	270,718	274,780
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	5,500,000	5,575,679
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.533	05/15/45	1,500,000	1,428,881
COMM Mortgage Trust, Series 2012-CR3 E (d)(g)(i)	4.908	10/15/45	5,000,000	2,350,000
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	3,059,024
COMM Mortgage Trust, Series 2012-CR4 B (g)	3.703	10/15/45	5,606,000	4,947,379
COMM Mortgage Trust, Series 2012-LC4 AM	4.063	12/10/44	4,595,715	4,667,868
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	3,400,000	3,426,675
COMM Mortgage Trust, Series 2012-LC4 C (d)	5.718	12/10/44	2,514,188	2,417,526
COMM Mortgage Trust, Series 2013-CR6 A4	3.101	03/10/46	2,865,000	2,951,265
COMM Mortgage Trust, Series 2013-CR9 C (d)(g)	4.413	07/10/45	1,500,000	1,351,474
COMM Mortgage Trust, Series 2013-CR9 D (d)(g)	4.413	07/10/45	4,898,000	3,015,560
COMM Mortgage Trust, Series 2013-CR11 D (d)(g)	5.285	08/10/50	5,000,000	4,687,707
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	520,000	552,621
COMM Mortgage Trust, Series 2014-CC17 D (d)(g)	5.010	05/10/47	5,210,000	4,885,693
COMM Mortgage Trust, Series 2014-CR16 C (d)	5.090	04/10/47	5,000,000	5,304,988
COMM Mortgage Trust, Series 2014-UBS4 D (d)(g)(i)	4.869	08/10/47	9,740,000	8,559,355
COMM Mortgage Trust, Series 2014-UBS5	4.514	09/10/47	3,270,000	3,538,769
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.451	02/10/48	540,000	561,856
Credit Suisse Commercial Mortgage Securities Corp.,
Series 2016-NXSR C (d)	4.527	12/15/49	3,000,000	2,665,811

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Securities Corp.,
Series 2019-SKLZ C (1 month LIBOR + 2.750%, floor 2.750%) (d)(g)	2.851	01/15/34	2,500,000	$2,474,797
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.405	04/15/50	1,780,000	1,710,458
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	5,229,194
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.327	06/15/57	3,579,000	3,342,404
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.266	08/15/48	3,905,000	4,006,850
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.516	08/15/48	5,795,000	3,189,266
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (g)	4.452	05/10/44	7,533,024	7,524,438
GS Mortgage Securities Trust, Series 2012-GCJ7 AS	4.085	05/10/45	800,000	817,472
GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	4,859,443
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.648	09/10/47	7,340,000	7,692,189
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(g)(i)	4.669	09/10/47	2,955,000	1,777,448
GS Mortgage Securities Trust, Series 2017-GS5 A2	3.218	03/10/50	457,605	460,137
HMH Trust, Series 2017-NSS A (g)	3.062	07/05/31	5,850,000	5,853,282
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C3 B (g)	5.013	02/15/46	6,362,401	6,476,996
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C3 C (g)	5.360	02/15/46	4,250,000	3,905,934
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX AS	4.271	06/15/45	252,000	259,520
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX B (d)	5.019	06/15/45	411,000	418,256
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 C (d)(g)	4.566	12/15/47	3,000,000	3,067,508
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11 B	3.499	04/15/46	5,000,000	5,129,359
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (d)(g)	4.723	07/15/47	5,000,000	4,479,964
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.235	07/15/45	5,000,000	5,207,562
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.723	08/15/46	1,310,000	1,350,425
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.723	08/15/46	5,000,000	4,700,335
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.960	02/15/47	5,060,000	4,948,454
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(g)(h)	4.705	09/15/47	4,966,000	3,658,152
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	10,937,168
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.288	10/15/48	5,496,426	5,692,589
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	514,833
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 A4	3.176	08/15/45	680,000	692,919
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	202,754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.257	02/15/46	7,000,000	6,995,423
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.217	07/15/46	1,478,864	1,557,356
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.217	07/15/46	2,750,000	2,398,699
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.496	08/15/46	6,881,000	6,774,158
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.921	10/15/46	2,110,000	2,125,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.926	06/15/47	7,015,936	6,975,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	4,517,613
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.279	03/15/48	8,000,000	7,987,274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(g)	4.355	04/15/48	5,000,000	3,819,670
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(g)	5.420	06/15/44	1,000,000	903,863
Morgan Stanley Capital I Trust, Series 2012-C4 A4	3.244	03/15/45	5,939,709	5,996,361

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Series 2012-C4 C (d)(g)	5.600	03/15/45	383,000	$383,677
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.735	12/15/48	6,500,000	6,288,822
Morgan Stanley Capital I Trust, Series 2017-HR2 A2	3.345	12/15/50	400,000	412,422
Morgan Stanley Capital I Trust, Series 2019-BPR A
(1 month LIBOR + 1.400%, floor 1.400%) (d)(g)	1.501	05/15/36	7,090,000	6,918,053
Palisades Center Trust, Series 2016-PLSD A (g)	2.713	04/13/33	5,000,000	4,619,286
Tharaldson Hotel Portfolio Trust, Series 2018-THL D
(1 month LIBOR + 2.150%, floor 2.150%) (d)(g)	2.256	11/11/34	4,900,986	4,772,165
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1 B (d)(g)	6.282	01/10/45	401,000	406,798
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.435	07/15/46	714,000	754,021
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.435	07/15/46	7,000,000	7,097,434
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	7,043,306
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.756	11/15/48	5,000,000	5,283,453
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.708	09/15/58	800,000	888,160
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.611	09/15/48	5,000,000	4,663,663
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.325	11/15/59	3,000,000	2,637,414
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A
(1 month LIBOR + 0.875%, floor 0.875%) (d)(g)	0.976	12/15/34	1,625,000	1,620,910
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,580,413
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.508	12/15/45	7,000,000	5,954,885
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,556,002
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	4.102	06/15/46	5,000,000	5,039,287
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.646	08/15/46	3,800,000	3,801,147
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.171	09/15/46	2,225,000	2,329,424
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	6,267,330
WFRBS Commercial Mortgage Trust, Series 2014-C20 C	4.513	05/15/47	4,500,000	4,260,627
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	3,102,179
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (g)	3.497	08/15/47	5,000,000	4,046,074

Convertible Bonds - 2.0%				50,326,801
Colony Capital, Inc.	5.000	04/15/23	19,225,000	19,757,673
FedNat Holding Co. (g)	5.000	04/19/26	5,000,000	5,000,000
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	25,569,128

Corporate Bonds - 53.0%				1,340,631,204
Adani Abbot Point Terminal Pty. Ltd. (g)	4.450	12/15/22	8,570,000	8,356,497
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450	12/16/21	4,000,000	4,071,826
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950	02/01/22	725,000	738,938
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500	05/26/22	300,000	307,806
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625	07/01/22	4,050,000	4,223,985
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300	01/23/23	1,450,000	1,505,469
Agrium Inc.	3.150	10/01/22	389,000	399,102
Air Lease Corp.	3.375	06/01/21	1,312,000	1,312,000
Aircastle Ltd.	5.500	02/15/22	4,081,000	4,218,022
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,355,765
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (d)	5.750	03/15/27	5,000,000	5,165,667
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,666,706
Andeavor LLC	5.125	04/01/24	3,380,000	3,408,865

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	$16,936,768
Arbor Realty Trust, Inc. (g)	5.750	04/01/24	10,000,000	10,368,070
Arbor Realty Trust, Inc. (g)	4.750	10/15/24	10,000,000	10,044,815
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	1,004,482
Arena Finance II LLC (g)	6.750	09/30/25	2,000,000	2,000,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	2,377,000	2,597,726
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	2.564	12/15/66	31,751,000	25,956,443
Atlantic Union Bankshares Corp. (5.000% to 12/15/21,
then 3 month LIBOR + 3.175%) (d)	5.000	12/15/26	850,000	858,582
Avana Bonhon, LLC (g)	6.125	09/15/24	2,884,615	3,002,304
Axos Financial, Inc. (4.875% to 10/01/25, then SOFRRATE + 4.760%) (d)	4.875	10/01/30	3,500,000	3,708,876
BAC Capital Trust XIII (Greater of 4.000% or
3 month LIBOR + 0.400%, floor 4.000%) (d)(f)	4.000	06/14/21	2,600,000	2,588,027
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,704,146
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	9,000,000	9,432,122
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%) (d)(f)	5.200	06/01/23	2,500,000	2,601,000
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (d)	4.376	11/19/30	671,000	684,688
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(f)	4.800	08/25/24	6,977,000	7,395,620
Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) (d)(f)	3.607	09/20/21	9,989,000	10,028,956
Bank of the Ozarks, Inc. (5.500% to 07/01/21,
then 3 month LIBOR + 4.425%) (d)	5.500	07/01/26	20,479,000	20,522,853
Bay Banks of Virginia, Inc. (5.625% to 10/15/24,
then SOFRRATE + 4.335%) (d)(g)	5.625	10/15/29	3,000,000	3,081,443
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (d)	5.250	09/15/30	8,455,000	8,997,690
BCB Bancorp, Inc. (5.625% to 08/01/23,
then 3 month LIBOR + 2.720%) (d)(g)	5.625	08/01/28	9,000,000	9,417,582
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (d)	1.206	06/06/22	25,355,000	25,577,710
Block Financial LLC	5.500	11/01/22	3,493,000	3,644,088
Boeing Co.	2.125	03/01/22	628,000	635,145
Boeing Co.	2.700	05/01/22	889,000	907,774
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (d)	6.000	07/01/30	12,000,000	13,299,525
Cabot Corp.	3.700	07/15/22	702,000	721,439
Capital Funding Bancorp, Inc. (g)	6.000	12/01/23	20,000,000	21,362,879
Carrington Holding Co., LLC (g)	8.000	01/26/26	12,000,000	12,040,221
CenterState Bank Corp. (5.750% to 06/01/25,
then SOFRRATE + 5.617%) (d)	5.750	06/01/30	690,000	740,052
Charles Schwab Corp. (4.625% to 03/01/22,
then 3 month LIBOR + 3.315%) (d)(f)	4.625	03/01/22	21,618,000	21,905,519
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (d)	4.452	07/09/28	740,000	719,831
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (d)	4.636	11/15/28	245,000	230,056
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02),
floor 0.000%, cap 10.000%) (d)	6.680	12/23/29	1,152,000	1,132,272
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (d)	4.376	11/19/30	727,000	666,581

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (d)	4.842	07/09/33	1,394,000	$1,260,901
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (d)	6.105	12/20/33	2,863,000	2,614,494
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	0.697	08/25/36	868,000	749,778
Clear Blue Financial Holdings, LLC (g)	7.000	04/15/25	5,000,000	4,991,070
CNH Industrial Capital LLC	3.875	10/15/21	436,000	441,373
CNH Industrial Capital LLC	4.375	04/05/22	100,000	103,322
Congressional Bancshares, Inc. (5.750% to 12/01/24,
then SOFRRATE + 4.390%) (d)(g)	5.750	12/01/29	5,000,000	5,153,975
ConnectOne Bancorp, Inc. (5.200% to 02/01/23,
then 3 month LIBOR + 2.840%) (d)	5.200	02/01/28	6,375,000	6,581,723
ConnectOne Bancorp, Inc. (5.750% to 06/15/25,
then SOFRRATE + 5.605%) (d)	5.750	06/15/30	7,780,000	8,430,901
County Bancorp, Inc. (5.875% to 06/01/23,
then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,644,650
Cowen Inc. (g)	7.250	05/06/24	20,000,000	21,555,206
CRB Group, Inc. (g)	6.250	06/15/23	5,000,000	5,345,089
Credit Suisse Group Funding Guernsey Ltd.	3.800	09/15/22	250,000	260,759
Depository Trust & Clearing Corp. (3 month LIBOR + 3.167%) (d)(f)(g)	3.351	06/15/21	1,600,000	1,600,000
Deutsche Bank AG	4.250	10/14/21	313,000	317,380
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,155,762
Digital Equipment Corp.	7.750	04/01/23	551,000	607,807
DXC Technology Co.	4.125	04/15/25	1,980,000	2,179,148
Eagle Bancorp, Inc.	5.750	09/01/24	1,825,000	1,974,834
Eagle Bancorp, Inc. (5.000% to 08/01/21,
then 3 month LIBOR + 3.850%) (d)	5.000	08/01/26	13,479,000	13,479,367
EF Holdco Inc. / EF Cayman Holdings Ltd. (g)	5.500	09/01/22	3,500,000	3,598,986
Enstar Group Ltd.	4.500	03/10/22	28,162,000	28,900,802
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	2.968	06/01/67	8,538,000	7,615,896
Enterprise Products Operating LLC (5.250% to 08/16/27,
then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	6,852,941
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	4.888	03/15/26	4,000,000	4,012,501
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	2.541	05/01/67	17,705,000	16,554,744
F&M Financial Services Corp. (5.950% to 09/15/24,
then SOFRRATE + 4.840%) (d)(g)	5.950	09/15/29	9,000,000	9,536,477
FedNat Holding Co.	7.750	03/15/29	17,000,000	17,510,001
Fidelity Federal Bancorp (6.875% to 10/15/23,
then 3 month LIBOR + 3.790%) (d)(g)	6.875	10/15/28	6,500,000	6,860,666
Fidelity Federal Bancorp (6.000% to 11/01/24,
then SOFRRATE + 4.650%) (d)(g)	6.000	11/01/29	7,000,000	7,274,456
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(f)	3.332	06/28/21	14,997,000	14,922,015
First Financial Bancorp (5.250% to 05/15/25,
then SOFRRATE + 5.090%) (d)	5.250	05/15/30	3,000,000	3,095,653
Flushing Financial Corp. (5.250% to 12/15/21,
then 3 month LIBOR + 3.440%) (d)	5.250	12/15/26	4,030,000	4,079,847
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	2.269	10/01/66	9,285,000	8,542,200
FS KKR Capital Corp.	4.750	05/15/22	9,312,000	9,613,985

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	0.556	05/05/26	5,148,000	$5,031,660
General Electric Co. (3 month LIBOR + 3.330%) (d)(f)	3.514	09/15/21	44,245,000	42,554,840
Genpact Luxembourg Sarl	3.700	04/01/22	730,000	746,201
Government Properties Income Trust	4.000	07/15/22	39,000	40,237
Great Southern Bancorp, Inc. (5.250% to 08/15/21,
then 3 month LIBOR + 4.087%) (d)	5.250	08/15/26	6,450,000	6,480,521
Great Southern Bank (5.500% to 06/15/25, then SOFRRATE + 5.325%) (d)	5.500	06/15/30	2,000,000	2,178,564
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	12,220,000
Hanmi Financial Corp. (5.450% to 03/30/22,
then 3 month LIBOR + 3.315%) (d)	5.450	03/30/27	8,600,000	8,800,789
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (d)	5.750	05/15/30	8,000,000	8,718,347
Home BancShares Inc. (5.625% to 04/15/22,
then 3 month LIBOR + 3.575%) (d)	5.625	04/15/27	6,083,000	6,267,319
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE + 5.490%) (d)	5.625	07/01/30	6,000,000	6,396,425
Hospitality Properties Trust	4.500	03/15/25	720,000	700,200
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,130,250
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,483,168
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,285,220
Host Hotels & Resorts LP	3.750	10/15/23	2,969,000	3,137,153
Howard Bancorp Inc. (6.000% to 12/06/23,
then 3 month LIBOR + 3.020%) (d)(g)	6.000	12/06/28	3,000,000	3,145,750
Hyatt Hotels Corp. (3 month LIBOR + 3.000%) (d)	3.191	09/01/22	100,000	100,562
IDEX Corp.	4.200	12/15/21	4,990,000	5,046,048
IIP Operating Partnership, LP (g)	5.500	05/25/26	3,000,000	3,101,218
International Lease Finance Corp.	8.625	01/15/22	728,000	762,984
International Lease Finance Corp.	5.875	08/15/22	818,000	868,476
Investar Holding Corp. (6.000% to 03/30/22,
then 3 month LIBOR +3.945%) (d)	6.000	03/30/27	500,000	508,475
Jabil Circuit, Inc.	4.700	09/15/22	104,000	109,677
Jefferies Group LLC / Jefferies Group Capital Finance Inc. (4.000% to
01/27/22, then 6.000%) (c)	4.000	01/27/32	750,000	755,262
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,053,908
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(f)	3.522	07/01/21	9,552,000	9,517,135
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(f)	3.656	07/30/21	9,030,000	8,984,850
JPMorgan Chase & Co. (3 month LIBOR + 3.800%) (d)(f)	3.976	08/01/21	2,000,000	2,002,500
JPMorgan Chase & Co. (4.000% to 04/01/25, then
SOFRRATE + 2.745%) (d)(f)	4.000	04/01/25	5,000,000	5,006,250
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	2.513	05/17/66	29,378,000	25,470,726
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	2.228	04/20/67	25,384,000	21,068,720
Main Street Capital Corp.	4.500	12/01/22	2,923,000	3,055,841
Marathon Petroleum Corp.	5.125	04/01/24	36,647,000	36,994,922
Marriott Int'l., Inc.	3.125	10/15/21	5,000,000	5,016,058
Marriott Int'l., Inc.	2.300	01/15/22	1,800,000	1,816,685
Marriott Int'l., Inc.	3.250	09/15/22	130,000	132,696
Marriott Int'l., Inc.	2.125	10/03/22	1,824,000	1,855,034
Medallion Financial Corp. (g)	8.250	03/22/24	10,000,000	10,000,765
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (d)	5.375	12/30/29	10,000,000	10,439,362
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	0.944	09/15/26	3,870,000	3,865,394

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Meta Financial Group, Inc. (5.750% to 08/15/21,
then 3 month LIBOR + 4.630%) (d)	5.750	08/15/26	6,200,000	$6,234,052
MetLife, Inc. (3 month LIBOR + 3.575%) (d)(f)	3.759	06/15/21	12,677,000	12,677,000
Metropolitan Bank Holding Corp. (6.250% to 03/15/22, then 3 month
LIBOR + 4.260%) (d)(g)	6.250	03/15/27	2,000,000	2,039,886
Midland States Bancorp, Inc. (5.000% to 09/30/24,
then SOFRRATE + 3.610%) (d)	5.000	09/30/29	5,000,000	5,174,103
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (g)	6.500	06/20/27	7,000,000	7,662,830
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(g)	5.875	07/15/28	6,000,000	6,301,788
MM Finished Lots Holdings, LLC (g)	7.250	01/31/24	2,151,663	2,194,696
MM Finished Lots Holdings, LLC (g)	6.500	11/30/25	4,117,605	4,117,605
Monsanto Co.	2.200	07/15/22	2,032,000	2,047,471
Morgan Stanley	3.875	10/11/22	400,000	416,233
New York Mortgage Trust, Inc. (g)	5.750	04/30/26	5,000,000	5,004,321
Newfield Exploration Co.	5.750	01/30/22	9,575,000	9,891,640
Newport Realty Trust, Inc. (g)	6.250	12/01/24	10,000,000	10,256,933
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,025,693
NexBank Capital, Inc. (3 month LIBOR + 4.355%) (d)(g)	4.539	03/16/26	18,500,000	18,499,940
NexBank Capital, Inc. (6.375% to 09/30/22,
then 3 month LIBOR + 4.585%) (d)(g)	6.375	09/30/27	5,000,000	5,219,084
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	7,000,000	7,097,146
Northpointe Bancshares, Inc. (6.000% to 09/30/24,
then SOFRRATE + 4.905%) (d)(g)	6.000	09/30/29	5,000,000	5,148,812
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(g)	6.875	10/01/28	5,000,000	5,267,374
OceanFirst Financial Corp. (5.250% to 05/15/25,
then SOFRRATE + 5.095%) (d)	5.250	05/15/30	6,000,000	6,197,158
Office Properties Income Trust	4.150	02/01/22	12,419,000	12,644,801
Office Properties Income Trust	4.250	05/15/24	13,441,000	14,341,458
Office Properties Income Trust	4.500	02/01/25	100,000	107,845
Ohio National Financial Services, Inc. (g)	5.550	01/24/30	5,000,000	5,591,841
Old Second Bancorp, Inc. (5.750% to 12/31/21,
then 3 month LIBOR + 3.850%) (d)	5.750	12/31/26	1,945,000	1,976,644
OneBeacon U.S. Holdings, Inc.	4.600	11/09/22	2,881,000	3,024,683
Opus Bank (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (d)	5.500	07/01/26	500,000	500,790
Orrstown Financial Services, Inc. (6.000% to 12/30/23,
then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,833,507
Pacific Continental Corp. (5.875% to 06/30/21,
then 3 month LIBOR + 4.715%) (d)	5.875	06/30/26	510,000	510,788
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25,
then SOFRRATE + 5.170%) (d)	5.375	06/15/30	5,000,000	5,245,973
Parkway Bancorp, Inc. (6.000% to 03/31/25,
then 3 month LIBOR + 5.390%) (d)(g)	6.000	03/31/30	10,000,000	10,754,576
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(g)	7.250	02/15/29	3,000,000	3,144,425
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/21	30,000	30,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/22	1,000,000	997,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/22	2,738,000	2,729,786
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/23	1,705,000	1,696,475
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/23	3,841,000	3,821,795

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/24	1,815,000	$1,796,850
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/24	4,799,000	4,751,010
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/25	1,530,000	1,510,875
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.591	09/15/26	1,415,000	1,392,006
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month
LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	5,058,585
Preferred Bank (6.000% to 06/15/21, then 3 month LIBOR + 4.673%) (d)	6.000	06/15/26	10,240,000	10,262,746
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	3.200	05/15/55	26,065,000	25,804,350
ProAssurance Corp.	5.300	11/15/23	5,001,000	5,386,922
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	7,354,005
ReadyCap Holdings, LLC (g)	7.500	02/15/22	26,000,000	26,425,369
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	2.849	12/15/65	33,529,000	32,020,195
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (d)	5.125	12/15/29	10,000,000	10,353,545
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (d)	5.000	09/01/26	4,100,000	4,131,116
Royal Caribbean Cruises Ltd.	5.250	11/15/22	100,000	103,281
RPM Int'l., Inc.	3.450	11/15/22	371,000	383,530
Sandy Spring Bank (5.625% to 09/30/21, then 3 month LIBOR + 4.409%) (d)	5.625	09/30/26	2,500,000	2,525,024
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	523,963
Signature Bank New York (4.000% to 10/15/25,
then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	4,449,774
Silversea Cruise Finance Ltd. (g)	7.250	02/01/25	27,906,000	28,922,337
SL Green Operating Partnership LP	3.250	10/15/22	752,000	776,319
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22,
then 3 month LIBOR + 3.950%) (d)(g)	5.875	01/31/27	2,000,000	2,035,015
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25,
then SOFRRATE + 5.310%) (d)	5.400	09/01/30	2,000,000	2,158,311
Southside Bancshares, Inc. (5.500% to 09/30/21,
then 3 month LIBOR + 4.297%) (d)	5.500	09/30/26	2,060,000	2,079,548
Spend Life Wisely Co., Inc. (5.875% to 03/15/22,
then 3 month LIBOR + 3.742%) (d)(g)	5.875	03/15/27	8,500,000	8,701,737
StanCorp Financial Group, Inc.	5.000	08/15/22	165,000	173,260
State Street Corp. (3 month LIBOR + 3.597%) (d)(f)	3.781	09/15/21	1,703,000	1,704,873
Steel Dynamics, Inc.	5.000	12/15/26	1,000,000	1,046,854
Synchrony Bank	3.000	06/15/22	1,000,000	1,025,214
Synovus Financial Corp.	3.125	11/01/22	260,000	268,065
Texas State Bankshares, Inc. (5.750% to 06/15/24,
then 3 month LIBOR + 3.550%) (d)(g)	5.750	06/15/29	4,000,000	4,112,754
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	2.366	05/15/67	24,473,000	20,674,724
TriState Capital Holdings, Inc. (5.750% to 05/15/25,
then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	11,843,361
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(f)	4.800	09/01/24	10,552,000	11,224,690
UTB Financial Holding Co. (6.500% to 09/01/23,
then 3 month LIBOR + 3.620%) (d)(g)	6.500	09/01/28	6,000,000	6,419,210
VeriSign, Inc.	4.625	05/01/23	16,443,000	16,465,527
Volunteer State Bancshares, Inc. (5.750% to 11/15/24,
then SOFRRATE + 4.365%) (d)(g)	5.750	11/15/29	9,000,000	9,359,220
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	2.268	05/15/67	570,000	528,653
Western Gas Partners LP	4.500	03/01/28	139,000	146,993
WT Holdings, Inc. (g)	7.000	04/30/23	18,000,000	18,790,407

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Residential Mortgage-Backed Securities - 0.1%				$2,724,472
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	206,571	210,308
Minnesota Housing Finance Agency	2.700	09/01/41	1,202,124	1,231,340
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (d)(g)	3.108	11/25/45	1,230,596	1,270,775
Sequoia Mortgage Trust, Series 2018-CH1 A11 (g)	3.500	02/25/48	12,045	12,049

Sovereign Bonds - 0.5%				11,645,363
Antares Holdings LP (g)	6.000	08/15/23	4,830,000	5,223,886
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 -
USISDA02) is greater than -0.250%) (d)	1.362	10/02/21	6,000,000	6,015,173
BOC Aviation Ltd. (g)	3.000	05/23/22	400,000	406,304

Taxable Municipal Bonds - 0.2%				4,773,134
California Statewide Communities Development Authority	5.370	06/01/21	140,000	140,000
County of Reeves TX Certs. of Participation	6.375	12/01/21	38,461	38,630
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	760,000	764,547
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	530,000	535,763
New Jersey Sports & Exposition Authority	6.076	03/01/23	190,000	198,063
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	135,000	139,076
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	400,000	400,286
Summit County OH Development Finance Authority	6.250	05/15/26	635,000	637,110
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,890,000	1,919,659

U.S. Government & Agency Securities - 0.2%				4,709,098
Federal Home Loan Banks	1.625	11/19/21	4,675,000	4,709,098

U.S. Government Agency Mortgage-Backed Securities - 4.7%				118,247,923
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	4,368,062	613,485
Fannie Mae Pool, Series 890163	5.500	03/01/24	130,349	132,512
Fannie Mae REMIC, Series 2010-2 SG (IO) (-1.0 times 1 month LIBOR +
6.450%, floor 0.000%, cap 6.450%) (d)	6.358	10/25/39	1,696,834	31,222
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	146,948	147,732
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	163,999	173,385
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR
+ 6.550%, floor 0.000%, cap 6.550%) (d)	6.458	02/25/41	2,199,782	218,027
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR
+ 6.500%, floor 0.000%, cap 6.500%) (d)	6.408	03/25/42	8,677,597	2,083,195
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month LIBOR
+ 6.550%, floor 0.000%, cap 6.550%) (d)	6.458	07/25/40	1,507,241	72,703
Fannie Mae REMIC, Series 2012-114 HS (IO) (-1.0 times 1 month
LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.058	03/25/40	3,155,851	99,937
Fannie Mae REMIC, Series 2012-122 SA (IO) (-1.0 times 1 month LIBOR
+ 6.200%, floor 0.000%, cap 6.200%) (d)	6.108	02/25/40	2,753,830	100,117
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	7,769,152	501,536
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR
+ 6.150%, floor 0.000%, cap 6.150%) (d)	6.058	03/25/43	2,831,942	375,672
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	3,146,257	166,198
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	3,334,082	285,401
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	8,463,377	497,782

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR
+ 5.170%, floor 0.000%, cap 5.170%) (d)	5.060	09/25/43	16,104,827	$2,119,313
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	5,093,688	377,360
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	3,286,522	270,140
Fannie Mae REMIC, Series 2019-74 WA (IO) (d)	3.124	07/25/49	3,634,154	471,656
Fannie Mae REMIC, Series 2020-8 WA (IO) (d)	6.008	07/25/49	1,933,061	251,113
Fannie Mae REMIC, Series 2020-68 ZC	1.000	10/25/50	2,527,922	2,471,197
Fannie Mae REMIC, Series 2020-82 EB	1.250	11/25/50	1,506,794	1,432,731
Freddie Mac Multifamily Structured Pass Through Certificates, Series
K045 X1 (IO) (d)	0.435	01/25/25	177,362,968	2,488,527
Freddie Mac Multifamily Structured Pass Through Certificates, Series
K050 X1 (IO) (d)	0.317	08/25/25	177,295,576	2,237,169
Freddie Mac Multifamily Structured Pass Through Certificates, Series
K056 X1 (IO) (d)	1.261	05/25/26	78,894,110	4,201,143
Freddie Mac Multifamily Structured Pass Through Certificates, Series
K060 X1 (IO) (d)	0.071	10/25/26	223,200,298	1,056,050
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	53,936	54,676
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR +
6.650%, floor 0.000%, cap 6.650%) (d)	6.549	02/15/41	2,020,306	192,970
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	10,701,025	479,097
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR +
4.600%, floor 0.000%, cap 4.600%) (d)	4.490	10/15/42	5,528,418	561,339
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	4,074,102	242,257
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	3,736,912	264,581
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	1,833,590	197,154
Freddie Mac REMIC, Series 4238 Class NS (IO) (-1.0 times 1 month
LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	6.599	02/15/42	1,619,686	225,508
Freddie Mac REMIC, Series 4267 CI (IO)	4.000	05/15/39	383,100	464
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	825,069	840,306
Freddie Mac REMIC, Series 4335 AL	4.250	03/15/40	33,531	33,565
Freddie Mac REMIC, Series 4364 SE (IO) (-1.0 times 1 month LIBOR +
6.700%, floor 0.000%, cap 6.700%) (d)	6.599	12/15/39	570,133	5,007
Freddie Mac REMIC, Series 4469 HA (c)	4.250	02/15/39	1,209,891	1,236,171
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	613,051	13,693
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	8,287,278	990,892
Freddie Mac REMIC, Series 4770 HJ	4.500	11/15/43	642,897	644,976
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	1,587,192	1,524,700
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	11,958	13,943
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	184,063	187,816
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.872	04/16/53	33,311,914	637,550
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	136,959	137,845
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.218	10/16/56	53,483,823	1,010,807
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	6,154,415	411,588
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (d)	0.720	10/16/56	33,726,007	1,540,162
Ginnie Mae REMIC Trust, Series 2017-24 (IO) (d)	0.783	12/16/56	98,455,661	4,536,354
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	15,809,370	686,685
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (d)	0.602	01/16/60	123,584,093	6,054,335
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (d)	0.554	02/16/60	126,106,825	6,009,469
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.779	11/16/60	23,431,229	1,612,399

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	446,828	$9,384
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	459,843	29,815
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.791	12/16/60	60,758,027	4,065,824
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	989,686	69,557
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	907,551	35,098
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	847,486	24,444
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	797,834	28,607
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	0.949	08/16/61	39,352,168	2,861,406
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.832	06/16/61	43,624,872	2,787,189
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (d)	0.967	07/16/61	52,218,310	3,807,279
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (d)	1.024	06/16/61	109,852,855	8,649,340
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month
LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	5.951	03/20/48	8,508,543	1,238,960
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.709	11/16/61	38,638,322	2,377,694
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.880	05/16/61	33,031,011	2,449,517
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (d)	1.163	01/16/62	44,525,399	3,982,427
Ginnie Mae REMIC Trust, Series 2020-44 (IO) (d)	1.214	02/16/62	94,076,192	8,768,625
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	4,668,514	212,756
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (d)	1.119	07/16/62	45,588,679	3,869,690
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (d)	1.029	01/16/62	44,421,575	3,543,900
Ginnie Mae REMIC Trust, Series 2020-123 TZ	1.000	08/20/50	4,821,699	4,669,951
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	3,353,272	3,085,824
Ginnie Mae REMIC Trust, Series 2020-166 BU	1.000	11/20/50	998,490	997,742
Ginnie Mae REMIC Trust, Series 2021-16 BU	1.000	01/20/51	580,001	579,921
Ginnie Mae REMIC Trust, Series 2021-29 PU	1.000	02/20/51	863,000	865,279
Ginnie Mae REMIC Trust, Series 2021-46 BU	1.000	03/20/51	498,463	497,542
Ginnie Mae REMIC Trust, Series 2021-46 PU	1.000	03/20/51	1,293,853	1,291,935
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	1,230,512	1,227,542
Ginnie Mae REMIC Trust, Series 2021-89 BU	1.000	05/20/51	3,000,000	2,999,063

			Shares or
	Rate %	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS - 9.9%				250,082,010
(COST $250,068,520)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.026		100,000	100,000

U.S. Government & Agency Securities - 9.9%				249,982,010
U.S. Treasury Bills (b)	0.004	06/03/21	20,000,000	19,999,969
U.S. Treasury Bills (b)	0.005	06/08/21	5,000,000	4,999,961
U.S. Treasury Bills (b)	0.004	07/20/21	10,000,000	9,999,850
U.S. Treasury Bills (b)	0.003	07/29/21	10,000,000	9,999,839
U.S. Treasury Bills (b)	0.010	08/05/21	10,000,000	9,999,774
U.S. Treasury Bills (b)	0.009	08/12/21	10,000,000	9,999,725
U.S. Treasury Bills (b)	0.008	08/19/21	10,000,000	9,999,781
U.S. Treasury Bills (b)	0.010	08/26/21	20,000,000	19,999,403
U.S. Treasury Bills (b)	0.009	09/09/21	5,000,000	4,999,826
U.S. Treasury Bills (b)	0.008	09/16/21	5,000,000	4,999,851

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

			Shares or
	Rate %	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)

U.S. Government & Agency Securities (continued)
U.S. Treasury Bills (b)	0.015	09/30/21	5,000,000	$4,999,706
U.S. Treasury Bills (b)	0.015	10/07/21	20,000,000	19,998,844
U.S. Treasury Bills (b)	0.016	11/04/21	40,000,000	39,996,533
U.S. Treasury Bills (b)	0.018	11/18/21	20,000,000	19,997,639
U.S. Treasury Bills (b)	0.019	12/02/21	30,000,000	29,996,167
U.S. Treasury Bills (b)	0.021	12/30/21	30,000,000	29,995,142
TOTAL INVESTMENTS - 98.9% (COST $2,584,245,663)				2,500,282,795

NET OTHER ASSETS AND LIABILITIES - 1.1%				28,192,984

NET ASSETS - 100.0%				$2,528,475,779

(a)	Rate shown represents the 7-day yield at May 31, 2021.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at May 31, 2021.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2021.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Non-income producing security.
(f)	Perpetual maturity. Date shown represents next contractual call date.
(g)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of these securities was $864,681,460, representing 34.2% of net assets.
(h)	Issuer in default on interest and/or principal repayment.
(i)	Illiquid security at May 31, 2021.
^	Rounds to 0.0%.

Abbreviations:
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$368,051,726	$–	$368,051,726
Commercial mortgage-backed securities	–	349,091,064	–	349,091,064
Convertible bonds	–	50,326,801	–	50,326,801
Corporate bonds	–	1,340,631,204	–	1,340,631,204
Residential mortgage-backed securities	–	2,724,472	–	2,724,472
Sovereign bonds	–	11,645,363	–	11,645,363
Taxable municipal bonds	–	4,773,134	–	4,773,134
U.S. government & agency securities	–	4,709,098	–	4,709,098
U.S. government agency mortgage-backed securities	–	118,247,923	–	118,247,923
Total bonds	–	2,250,200,785	–	2,250,200,785
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	249,982,010	–	249,982,010
Total short-term investments	100,000	249,982,010	–	250,082,010
Total investments	$100,000	$2,500,182,795	$–	$2,500,282,795

The Fund did not invest in any level-3 investments during the six-month period ended May 31, 2021.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2021

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
	Expense Ratio	Account Value	Account Value	Expenses Paid
Six-Month Period Ended May 31, 2021	for the Period	12/01/20	05/31/21	During the Period*
LargeCap Fund
Actual	0.99%	$1,000.00	$1,269.36	$5.60
Hypothetical (5% return before expenses)	0.99%	$1,000.00	$1,020.06	$4.99
MidCap Fund
Actual	1.15%	$1,000.00	$1,359.37	$6.76
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.27	$5.79
Bond Fund
Actual	0.72%	$1,000.00	$1,057.21	$3.69
Hypothetical (5% return before expenses)	0.72%	$1,000.00	$1,021.41	$3.63

* Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Assets
Total investments in securities, at value (a)	$171,083	$64,385	$2,500,283
Cash	–	299	7,937
Due from sale of securities	198	145	687
Receivable from fund shares sold	7	21	5,972
Dividends and interest receivable	248	75	19,282
Prepaid expenses	15	12	43
Total Assets	171,551	64,937	2,534,204
Liabilities
Due on purchase of securities	–	–	2,447
Payable for fund shares redeemed	2	1	1,753
Line of credit	29	–	–
Accrued expenses payable	27	21	138
Accrued directors expense payable	1	1	–
Due to Advisor	125	49	1,390
Total liabilities	184	72	5,728
Net assets	$171,367	$64,865	$2,528,476
Net assets consist of
Capital stock ($.001 par value)	$108,555	$36,448	$2,875,055
Total distributable earnings (accumulated deficit)	62,812	28,417	(346,579)
Net Assets	$171,367	$64,865	$2,528,476
Net asset value per share
Shares of capital stock outstanding (unlimited
shares authorized)	1,617	3,613	228,091
Offering and redemption price	$105.98	$17.96 (b)	$11.09

(a) Cost of investments	$109,642	$38,451	$2,584,246
(b) Does not recalculate due to rounding

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2021 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$–	$–	$61,959
Dividends	1,371	366	–
Less foreign taxes withheld	(7)	(2)	–
Total investment income	1,364	364	61,959
Expenses
Investment advisory fees	738	290	6,957
Shareholder servicing costs	37	15	514
Administrative & accounting services fees	65	37	334
Custody fees	7	3	93
Directors fees	15	13	77
Federal & state registration	18	18	57
Professional fees	20	19	41
Interest expense from line of credit (see note 2)	1	–	–
Other expenses	18	14	247
Total expenses	919	409	8,320
Less expenses reimbursed by Advisor	(134)	(70)	–
Net expenses	785	339	8,320
Net investment income	579	25	53,639
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	2,178	3,683	(25,503)
Net unrealized appreciation (depreciation) on investments	34,993	14,206	106,361
Net realized and unrealized gain (loss)	37,171	17,889	80,858
Increase (Decrease) in net assets
resulting from operations	$37,750	$17,914	$134,497

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND

	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2021	November 30,	May 31, 2021	November 30,	May 31, 2021	November 30,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
Operations
Net investment income	$579	$1,302	$25	$172	$53,639	$128,039
Net realized gain (loss) on investments	2,178	(989)	3,683	(707)	(25,503)	(110,870)
Net unrealized appreciation (depreciation)
on investments	34,993	19,060	14,206	6,579	106,361	(168,300)
Net increase (decrease) in net assets
resulting from operations	37,750	19,373	17,914	6,044	134,497	(151,131)
Distributions to shareholders
Total distributions to shareholders	(1,302)	(3,502)	(172)	(1,306)	(58,934)	(131,066)
Net increase (decrease) in net assets
resulting from distributions
to shareholders	(1,302)	(3,502)	(172)	(1,306)	(58,934)	(131,066)
Fund share transactions
Proceeds from shares sold	4,330	7,694	1,402	4,055	571,644	797,584
Reinvestment of distributions	1,277	3,443	170	1,292	55,259	122,456
Cost of shares redeemed	(11,775)	(14,787)	(5,041)	(4,601)	(440,519)	(2,159,936)
Net increase (decrease) in net assets
resulting from distributions
to shareholders	(6,168)	(3,650)	(3,469)	746	186,384	(1,239,896)
Total increase (decrease) in net assets	30,280	12,221	14,273	5,484	261,947	(1,522,093)
Net assets
Beginning of year	141,087	128,866	50,592	45,108	2,266,529	3,788,622
End of period	$171,367	$141,087	$64,865	$50,592	$2,528,476	$2,266,529

Share transactions
Shares sold	43	135	84	491	52,192	72,294
Shares issued in reinvestment of
distributions	15	46	13	104	5,132	11,469
Shares redeemed	(122)	(220)	(317)	(433)	(40,527)	(201,403)
Net increase (decrease) in fund
shares outstanding	(64)	(39)	(220)	162	16,797	(117,640)

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to estimated maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning December 15, 2018. Management has evaluated and adopted ASU 2017-08 and concluded these changes do not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 5, 2021, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 3.25% as of May 31, 2021. As of May 31, 2021, the limits established are: LargeCap Fund - $6,000,000, MidCap Fund - $2,000,000 and Bond Fund - $130,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2021.

		Average			Date of
	Average	Interest	Interest	Maximum	Maximum
	Balance	Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$40,637	3.25%	$668	$1,859,000	02/17/2021
MidCap Fund	$16,698	3.25%	$274	$814,000	05/12/2021
Bond Fund	$15,110	3.25%	$248	$2,750,000	02/04/2021

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2020, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Notes 5, 6 and 7, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2022 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2021, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $134,040 and $70,425, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2021, an affiliated shareholder held 19.04% of outstanding shares of the MidCap Fund. Transactions by the shareholder may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value and as of May 1, 2021 sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2021, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$30,144
MidCap Fund	$22,531
Bond Fund	$164,380

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2021, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$8,882
MidCap Fund	$1,625
Bond Fund	$333,310

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the six-month period ended May 31, 2021 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$6,192,297	$13,081,744	$–	$–
MidCap Fund	$5,396,689	$9,460,810	$–	$–
Bond Fund	$419,440,769	$319,835,521	$434,612,759	$337,457,030

NOTE 5 – INCOME TAX INFORMATION

At November 30, 2020, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Federal tax cost	$114,796,265	$39,186,713	$2,446,178,577

Unrealized appreciation	$40,143,429	$15,760,819	$27,165,398
Unrealized depreciation	(14,020,442)	(4,386,015)	(218,166,863)
Net unrealized appreciation (depreciation)	$26,122,987	$11,374,804	($191,001,465)
Distributable ordinary income	1,301,126	170,601	26,816,285
Distributable long-term capital gains	–	–	–
Post-October losses	(311,779)	–	(376,112)
Capital loss carryforwards	(748,278)	(870,664)	(257,581,170)
Total distributable earnings (accumulated deficit)	$26,364,056	$10,674,741	($422,142,462)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. For the fiscal year ended November 30, 2020, a permanent difference attributable to non-deductible Excise Tax paid, has been reclassified within the components of net assets for the Bond Fund: Distributable earnings $2,152, Paid-in capital ($2,152). These reclassifications have no impact on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

The tax basis post-October losses as of November 30, 2020 and capital loss carryforward as of November 30, 2020, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Post-October losses
Short-term	$28,894	$–	$–
Long-term	(340,673)	–	(376,112)
Total Post-October losses	($311,779)	$–	($376,112)
Net capital loss carryforward
Short-term	($748,278)	($870,664)	($51,620,105)
Long-term	–	–	(205,961,065)
Total capital loss carryforward	($748,278)	($870,664)	($257,581,170)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during the six-month period ended May 31, 2021 and the fiscal year ended November 30, 2020 are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Six-month period ended May 31, 2021
Distributions paid from
Ordinary income	$1,302,301	$171,632	$58,934,436
Long-term capital gains	–	–	–
Total distributions paid	$1,302,301	$171,632	$58,934,436

Fiscal year ended November 30, 2020
Distributions paid from
Ordinary income	$1,578,138	$155,807	$131,065,684
Long-term capital gains	1,923,289	1,149,402	–
Total distributions paid	$3,501,427	$1,305,209	$131,065,684

The following distributions were declared on June 23, 2021, payable to shareholders on June 24, 2021:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Ordinary income distributions
Amount	$–	$–	$22,957,263
Per share	$–	$–	$0.10
Long-term capital gains distributions
Amount	$–	$–	$–
Per share	$–	$–	$–

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

NOTE 6 – CORONAVIRUS (COVID-19) PANDEMIC

Since March 2020, as a result of issues related to and arising from the COVID-19 coronavirus, markets have experienced very high levels of volatility and generally stressed conditions. Businesses across most sectors have experienced significant challenges to their revenues and business, which could lead to widespread defaults on outstanding corporate debt or make it difficult for businesses to continue as a going concern. Many governments--federal, state, local, and non-United States--have imposed limitations on businesses and intervened in markets in an effort to ensure they continue to function. It is unclear how long these conditions will continue. These current market conditions (as well as market conditions arising from similar pandemics) are likely to amplify the other risks to which the Funds are subject. They also subject each Fund to a variety of unknown risks, including the risk that government actions and intervention in the markets distort which businesses emerge successfully from these conditions and which do not or that they unintentionally exacerbate these conditions.

NOTE 7 – LIBOR DISCONTINUATION RISK

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”) which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Bond Fund or the financial instruments in which the Bond Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Bond Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND			Year Ended November 30,
	Six-Month
	Period Ended
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per share operating performance
Net asset value, beginning of period	$83.93		$74.93	$66.36	$65.77	$57.48	$50.72
Income from investment operations
Net investment income	0.37		0.78	0.68	0.55	0.37	0.47
Net realized and unrealized gains (losses)
on investments	22.46		10.29	8.41	0.59	8.38	6.64
Total from investment operations	22.83		11.07	9.09	1.14	8.75	7.11
Less distributions
Distributions from net investment income	(0.78)		(0.60)	(0.52)	(0.45)	(0.46)	(0.35)
Distributions from net realized gains	–		(1.47)	–	(0.10)	–	–
Total distributions	(0.78)		(2.07)	(0.52)	(0.55)	(0.46)	(0.35)
Net asset value, end of period	$105.98		$83.93	$74.93	$66.36	$65.77	$57.48
Total return	27.43%	(a)	15.08%	13.93%	1.72%	15.32%	14.16%
Ratios and supplemental data
Net assets, end of period (millions)	$171.4		$141.1	$128.9	$121.7	$129.0	$117.5
Ratios to average net assets:
Ratios of expenses	0.99%	(b)	0.99%	1.03%	1.05%	1.10%	1.13%
Ratio of expenses without reimbursement	1.16%	(b)	1.23%	1.23%	1.21%	1.22%	1.25%
Ratio of net investment income	0.73%	(b)	1.09%	0.96%	0.80%	0.59%	0.90%
Ratio of net investment income
without reimbursement	0.56%	(b)	0.85%	0.76%	0.64%	0.47%	0.78%
Portfolio turnover rate	4%	(a)	25%	24%	29%	89%	32%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Year Ended November 30,
	Six-Month
	Period Ended
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per share operating performance
Net asset value, beginning of period	$13.20		$12.29	$12.02	$13.73	$12.53	$12.07
Income from investment operations
Net investment income	0.02		0.04	0.04	0.03	0.01	0.01
Net realized and unrealized gains (losses)
on investments	4.79		1.23	0.93	(0.75)	1.78	1.45
Total from investment operations	4.81		1.27	0.97	(0.72)	1.79	1.46
Less distributions
Distributions from net investment income	(0.05)		(0.04)	(0.03)	(0.01)	(0.01)	–	(a)
Distributions from net realized gains	–		(0.32)	(0.67)	(0.98)	(0.58)	(1.00)
Total distributions	(0.05)		(0.36)	(0.70)	(0.99)	(0.59)	(1.00)
Net asset value, end of period	$17.96		$13.20	$12.29	$12.02	$13.73	$12.53
Total return	36.51%	(b)	10.56%	9.78%	(5.85% )	14.78%	13.82%
Ratios and supplemental data
Net assets, end of period (millions)	$64.9		$50.6	$45.1	$45.0	$50.9	$43.8
Ratios to average net assets:
Ratios of expenses	1.15%	(c)	1.15%	1.15%	1.15%	1.20%	1.25%
Ratio of expenses without reimbursement	1.39%	(c)	1.53%	1.53%	1.42%	1.44%	1.50%
Ratio of net investment income	0.08%	(c)	0.42%	0.37%	0.19%	0.06%	0.06%
Ratio of net investment income (loss)
without reimbursement	(0.16%	)(c)	0.04%	(0.01% )	(0.08% )	(0.18% )	(0.19%	)
Portfolio turnover rate	9%	(b)	37%	34%	30%	29%	34%

(a)	Less than .005 per share.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Year Ended November 30,
	Six-Month
	Period Ended
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per share operating performance
Net asset value, beginning of period	$10.73		$11.52	$11.38	$11.45	$11.22	$10.98
Income from investment operations
Net investment income	0.25		0.52	0.40	0.36	0.35	0.49
Net realized and unrealized gains (losses)
on investments	0.39		(0.83)	0.13	(0.09)	0.27	0.26
Total from investment operations	0.64		(0.31)	0.53	0.27	0.62	0.75
Less distributions
Distributions from net investment income	(0.28)		(0.48)	(0.39)	(0.34)	(0.39)	(0.51)
Distributions from net realized gains	–		–	–	–	–	–
Total distributions	(0.28)		(0.48)	(0.39)	(0.34)	(0.39)	(0.51)
Net asset value, end of period	$11.09		$10.73	$11.52	$11.38	$11.45	$11.22
Total return	6.08%	(a)	(2.60% )	4.70%	2.37%	5.57%	7.05%
Ratios and supplemental data
Net assets, end of period (millions)	$2,528.5		$2,266.5	$3,788.6	$3,655.2	$2,620.6	$2,020.5
Ratios to average net assets:
Ratios of expenses	0.72%	(b)	0.72%	0.71%	0.71%	0.71%	0.72%
Ratio of net investment income	4.63%	(b)	4.27%	3.49%	3.21%	3.01%	4.16%
Portfolio turnover rate	16%	(a)	38%	53%	39%	43%	20%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-PORT are also available without charge, upon request, by calling 1-800-999-0887.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed the Valuation Committee of Thompson Investment Management, Inc. as the program administrator for the Program (the “Program Administrator”). At its meeting on February 11, 2021, the Board of Directors of the Funds reviewed the Program Administrator’s written report (the “Report”) relating to the operation of the Program for the period from December 1, 2019, through November 30, 2020 (the “Program Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period, including without limitation the unusually high degree of stress on markets generally and on fixed-income markets in particular as a result of the onset of the COVID-19 pandemic, that affected any of the Funds’ ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period, including with respect to each Fund’s ability to meet redemptions under both normal and reasonably foreseeable stressed conditions.

Item (b): No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2021 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

2

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 6th day of August, 2021.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 6th day of August, 2021.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

4